Financial instruments - classification - Reclassification of mortgages from amortised cost to fair value through profit or loss (Details) - GBP (£) £ in Millions	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
MVFTPL
Reclassification of mortgages from amortised cost to fair value through profit or loss
Financial assets		£ 125,100	£ 145,800
Loans to customers - amortised cost
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amortised cost	£ 587
MFVTPL	606
Change in value	19
Assets of disposal groups
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amortised cost	10,676
MFVTPL	10,383
Change in value	(293)
Mortgage loans
Reclassification of mortgages from amortised cost to fair value through profit or loss
Amortised cost	11,263
MFVTPL	10,989
Change in value	£ (274)